Film Costs (Summary of Film Costs) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Motion picture productions:
Released	¥ 87,158		¥ 81,755
Completed and not released	3,189		1,728
In production and development	130,736		78,868
Television productions:
Released	144,316		127,790
In production and development	9,147		1,174
Broadcasting rights	70,401		72,125
Less: current portion of broadcasting rights included in inventories	(35,942)		(35,795)
Film costs	¥ 409,005	¥ 335,292	¥ 327,645